Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Summary of Property, Plant, and Equipment

The following is a summary of DP&L’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$391.7	2.3%	$386.7	2.4%
Distribution	1,851.2	3.0%	1,796.4	3.2%
General	30.0	4.9%	30.9	3.6%
Non-depreciable	60.7	N/A	60.4	N/A
Total property, plant and equipment in service	$2,333.6	2.9%	$2,274.4	3.0%

Changes in the Liability for Generation AROs
Changes in the Liability for Generation AROs

	2019	2018
Balance at beginning of year	$4.7	$8.0
Settlements (a)	—	(3.3)
Balance at end of year	$4.7	$4.7

(a)
Primarily includes settlement related to transfer of Beckjord Facility. See Note 15 – Dispositions for additional information.

Changes in the Liability for Transmission and Distribution Asset Removal Costs
Changes in the Liability for Transmission and Distribution Asset Removal Costs

	2019	2018
Balance at beginning of year	$139.1	$132.8
Additions	14.8	14.3
Settlements	(10.3)	(8.0)
Balance at end of year	$143.6	$139.1